Restricted Stock Liabilities	12 Months Ended
Dec. 31, 2023
Restricted Stock Liabilities
Restricted Stock Liabilities

12. Restricted Stock Liabilities

The Company recorded the repurchase of 26,214 shares of the Company’s restricted common stock during the year ended December 31, 2022 on the consolidated statement of stockholders’ deficiency. Effective April 4, 2022, there are no longer any shares of the Company’s common stock subject to repurchase. During the year ended December 31, 2022, the Company paid $2,307 in cash for the repurchase ($2,152 in principal and $155 in interest).